Material Events During the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 27, 2023
Material Events During the Reporting Period (Details) [Line Items]
Treasury shares	8,056,188
Reserve for treasury	$ 23,259
Joint owners percentage	5.00%
Expenses	$ 10,000
Bottom of Range [member]
Material Events During the Reporting Period (Details) [Line Items]
Share price		$ 18
Top of Range [member]
Material Events During the Reporting Period (Details) [Line Items]
Share price		$ 20.05